INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS

NOTE 3 - INTANGIBLE ASSETS

Intangible assets consist of the following:

	June 30, 2014	December 31, 2013
	(Unaudited)

HDR	$213,481	$146,061
SRIO	109,462	102,259
New product development	6,213	-
Software	200,000	200,000
	529,156	448,320
Less: accumulated amortization	(71,648)	(55,819)

	$457,508	$392,501

Intangible assets consist of legal and global patent registration costs related to the Company's technology HDR (Handheld biometric mobile devices) and SRIO (Biometric wallet devices).  Intangible assets are amortized over ten years.

5. INTANGIBLE ASSETS

Intangible assets consist of the following as of December 31, 2013 and 2012:

	2013	2012

HDR	$146,706	$130,432
SRIO	102,259	86,673
Software	200,000	-
	448,965	217,105
Less amortization	(55,819)	(32,772)

	$393,146	$184,333

Intangible assets consist of legal and global patent registration costs related to the Company's technology HDR (Handheld biometric mobile devices) and SRIO (Biometric wallet devices).

In April 2013, the Company purchased software from an unrelated third party for $200,000 in cash. The software purchased is an Android platform application which provides the capability to make NFC type of payment transactions on Point of Sale terminals.  The Company plans to incorporate this software into our SRIO product to be sold along with the actual device.